Shareholder Fees {- Fidelity Flex Large Cap Value Fund}	Mar. 18, 2022 USD ($)
04.30 Fidelity Flex Large Cap Value Fund PRO-06 | Fidelity Flex Large Cap Value Fund
Shareholder Fees:
(fees paid directly from your investment)	none